Schedule of Property, Equipment and Leasehold Improvement, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 9,256	¥ 9,522
Less: accumulated depreciation	(8,126)	(8,154)
Property, equipment and leasehold improvement, net	1,130	1,368
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	3,740	3,735
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,142	1,311
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 4,374	¥ 4,476